Summary of Activity in Restructuring Reserves (Detail) $ in Thousands	12 Months Ended
May 31, 2018 USD ($)
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	$ 17,514
2020 MAP to Growth – Fiscal 2018 Phases
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	17,514
Ending balance	17,514
Total Expected Costs	74,580
2020 MAP to Growth – Fiscal 2018 Phases | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	9,957
Ending balance	9,957
Total Expected Costs	41,878
2020 MAP to Growth – Fiscal 2018 Phases | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	6,184
Ending balance	6,184
Total Expected Costs	22,203
2020 MAP to Growth – Fiscal 2018 Phases | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Additions charged to expense	1,373
Ending balance	1,373
Total Expected Costs	$ 10,499